INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
	As of December 31,
	2014	2015
	RMB	RMB
Trademark	1,828,762	3,071,480
Computer software	11,240,538	23,457,861
Less: accumulated amortization	(3,105,252)	(5,326,100)
Intangible assets, net	9,964,048	21,203,241